Consolidated Statements Of Equity (JPY ¥) In Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Common Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member] Preferred Stock, Class 3 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated For Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member] Preferred Stock, Class 3 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member] Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Net Unrealized Gains On Investment Securities [Member]
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]
Net Unrealized Gains (Losses) On Derivatives Qualifying For Cash Flow Hedges [Member]
														Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Pension Liability Adjustments [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Foreign Currency Translation Adjustments [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2010			¥ 442,100	¥ 1,643,238	¥ 6,619,525		¥ 239,571	¥ (9,284)				¥ 579,811	¥ 1,712	¥ (203,960)	¥ (433,582)	¥ (13,954)	¥ 235,922
Issuance of new shares of common stock by way of exercise of stock acquisition rights				894	893
Purchase of subsidiary shares from noncontrolling interest shareholders					4,337
Stock-based compensation expense (Note 30)					876
Redemption of Class 3 preferred stock (Note 15)						(250,000)
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)					20,550												127,270
Other-net					(476)			(6)									(723)
Net income attributable to Mitsubishi UFJ Financial Group	452,645	452,645						452,645
Cash dividends, Common stock								(169,636)
Cash dividends, Preferred stock	(20,940)								(3,000)	(17,940)
Losses on sales of shares of treasury stock								(84)
Effect of adopting new guidance on Equity (Note 1) (Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member])	1,408							1,408									19,551
Net change during the fiscal year, Investment securities												(271,982)
Effect of adopting new guidance on other comprehensive income (Note 1) (Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member])												242			188
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													(3,402)
Net change during the fiscal year, Pension liability adjustments														(103,751)
Net change during the fiscal year, Foreign currency translation adjustments															(193,937)
Purchases of shares of treasury stock (Note 16)																(250,138)
Sales of shares of treasury stock																1,262
Redemption of shares of treasury stock																250,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																1,579
Initial subscriptions of noncontrolling interests																	39,799
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	17,540
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(36,911)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(480)
Net income (loss) attributable to noncontrolling interests	(64,458)																(64,458)
Dividends paid to noncontrolling interests																	(6,362)
Net unrealized holding gains on investment securities																	1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(72,129)																5
Pension liability adjustments																	(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	6,430																17
Foreign currency translation adjustments																	(3,687)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	12,306																29
Balance at end of fiscal year at Mar. 31, 2011	8,662,912	8,335,699	442,100	1,644,132	6,395,705		239,571	254,103			(628,661)	308,071	(1,690)	(307,711)	(627,331)	(11,251)	327,213
Issuance of new shares of common stock by way of exercise of stock acquisition rights				1,012	1,010
Stock-based compensation expense (Note 30)					1,370
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)					(20,000)												30,000
Other-net					534												120
Net income attributable to Mitsubishi UFJ Financial Group	416,231	416,231						416,231
Cash dividends, Common stock								(169,776)
Cash dividends, Preferred stock	(17,940)									(17,940)
Losses on sales of shares of treasury stock								(218)
Effect of adopting new guidance on Equity (Note 1) (Amendments To Accounting Scope Of Embedded Credit Derivatives [Member])	135							135
Net change during the fiscal year, Investment securities												174,363
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													437
Net change during the fiscal year, Pension liability adjustments														(94,212)
Net change during the fiscal year, Foreign currency translation adjustments															(48,327)
Purchases of shares of treasury stock (Note 16)																(18)
Sales of shares of treasury stock																849
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																2,009
Initial subscriptions of noncontrolling interests																	9,991
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	(7,440)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(67,276)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(4,609)
Net income (loss) attributable to noncontrolling interests	4,520																4,520
Dividends paid to noncontrolling interests																	(16,487)
Net unrealized holding gains on investment securities																	572
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(2,870)																(96)
Pension liability adjustments																	(86)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	17,709																83
Foreign currency translation adjustments																	(1,216)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	20,254
Balance at end of fiscal year at Mar. 31, 2012	8,858,447	8,583,158	442,100	1,645,144	6,378,619		239,571	482,535			(596,400)	482,434	(1,253)	(401,923)	(675,658)	(8,411)	275,289
Issuance of new shares of common stock by way of exercise of stock acquisition rights				891	889
Stock-based compensation expense (Note 30)					1,233
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)					(30,655)												(8,345)
Changes in a foreign affiliated company's interests in its subsidiary					(1,816)
Other-net					(137)												25
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	1,069,124						1,069,124
Cash dividends, Common stock								(169,819)
Cash dividends, Preferred stock	(17,940)									(17,940)
Losses on sales of shares of treasury stock								(2,280)
Net change during the fiscal year, Investment securities												623,882
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													3,423
Net change during the fiscal year, Pension liability adjustments														79,386
Net change during the fiscal year, Foreign currency translation adjustments															464,056
Purchases of shares of treasury stock (Note 16)																(19)
Sales of shares of treasury stock																4,888
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																531
Initial subscriptions of noncontrolling interests																	30,009
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	(3,262)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(8,090)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(2,327)
Net income (loss) attributable to noncontrolling interests	50,727																50,727
Dividends paid to noncontrolling interests																	(9,243)
Net unrealized holding gains on investment securities																	4,689
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(89,808)																(101)
Pension liability adjustments																	594
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	25,935																17
Foreign currency translation adjustments																	3,203
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	29,368
Balance at end of fiscal year at Mar. 31, 2013	¥ 10,941,980	¥ 10,608,795	¥ 442,100	¥ 1,646,035	¥ 6,348,133		¥ 239,571	¥ 1,361,620			¥ 574,347	¥ 1,106,316	¥ 2,170	¥ (322,537)	¥ (211,602)	¥ (3,011)	¥ 333,185